First Trust Energy Infrastructure Fund (FIF)
Portfolio of Investments
February 28, 2021 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS (a) – 85.3%
	Construction & Engineering – 1.2%
29,200	Quanta Services, Inc.	$2,448,420
	Electric Utilities – 24.2%
140,900	Alliant Energy Corp.	6,503,944
83,900	American Electric Power Co., Inc. (b)	6,279,915
8,100	Duke Energy Corp. (b)	693,279
4,400	Emera, Inc. (CAD)	173,358
30,900	Eversource Energy	2,455,932
115,000	Exelon Corp. (b)	4,439,000
58,900	Fortis, Inc. (CAD)	2,267,877
94,500	IDACORP, Inc.	8,149,680
86,000	NextEra Energy, Inc.	6,319,280
5,300	Orsted A/S, ADR	285,882
237,900	PPL Corp. (b)	6,230,601
49,200	Southern (The) Co. (b)	2,790,624
79,800	Xcel Energy, Inc. (b)	4,675,482
		51,264,854
	Gas Utilities – 11.5%
394,100	AltaGas Ltd. (CAD)	5,973,746
78,300	Atmos Energy Corp.	6,624,963
107,700	New Jersey Resources Corp.	4,231,533
58,400	ONE Gas, Inc.	3,911,048
96,000	UGI Corp.	3,677,760
		24,419,050
	Independent Power & Renewable Electricity Producers – 0.4%
11,000	AES (The) Corp.	292,160
8,000	Clearway Energy, Inc., Class A	209,200
16,300	EDP Renovaveis S.A. (EUR)	355,968
		857,328
	Multi-Utilities – 20.7%
85,700	ATCO Ltd., Class I (CAD)	2,499,752
25,000	Black Hills Corp.	1,479,000
14,800	Canadian Utilities Ltd., Class A (CAD)	350,287
230,000	CenterPoint Energy, Inc.	4,471,200
43,700	CMS Energy Corp. (b)	2,364,607
56,000	Dominion Energy, Inc.	3,825,920
4,400	DTE Energy Co.	517,968
251,400	Public Service Enterprise Group, Inc. (b)	13,532,862
108,000	Sempra Energy (b)	12,525,840
27,700	WEC Energy Group, Inc.	2,233,728
		43,801,164
	Oil, Gas & Consumable Fuels – 26.9%
30,000	Cheniere Energy, Inc. (c)	2,021,700
237,800	Enbridge, Inc.	8,040,018
96,606	Equitrans Midstream Corp.	698,461
25,000	GasLog Ltd.	147,250
221,200	Keyera Corp. (CAD)	4,288,075
370,675	Kinder Morgan, Inc.	5,448,923
198,053	ONEOK, Inc.	8,771,767
310,065	TC Energy Corp.	13,001,026

First Trust Energy Infrastructure Fund (FIF)
Portfolio of Investments (Continued)
February 28, 2021 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS (a) (Continued)
	Oil, Gas & Consumable Fuels (Continued)
642,300	Williams (The) Cos., Inc.	$14,670,132
		57,087,352
	Water Utilities – 0.4%
6,100	American Water Works Co., Inc.	865,468
	Total Common Stocks	180,743,636
	(Cost $185,893,473)
MASTER LIMITED PARTNERSHIPS (a) – 40.5%
	Chemicals – 1.4%
123,800	Westlake Chemical Partners, L.P.	2,910,538
	Independent Power & Renewable Electricity Producers – 7.7%
224,458	NextEra Energy Partners, L.P. (d)	16,304,629
	Oil, Gas & Consumable Fuels – 31.4%
108,500	Cheniere Energy Partners, L.P.	4,312,875
44,980	Energy Transfer, L.P.	343,647
747,900	Enterprise Products Partners, L.P.	15,945,228
211,376	Holly Energy Partners, L.P.	3,642,008
479,186	Magellan Midstream Partners, L.P.	19,967,681
892,898	Plains GP Holdings, L.P., Class A (d)	7,696,781
114,300	Shell Midstream Partners, L.P.	1,251,585
443,129	TC PipeLines, L.P.	12,903,917
30,000	Teekay LNG Partners, L.P. (d)	405,300
		66,469,022
	Total Master Limited Partnerships	85,684,189
	(Cost $77,758,865)
	Total Investments – 125.8%	266,427,825
	(Cost $263,652,338) (e)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN – (0.1)%
(839)	American Electric Power Co., Inc.	$(6,279,915)	$85.00	May 2021	(41,950)
(437)	CMS Energy Corp.	(2,364,607)	65.00	Mar 2021	(2,185)
(81)	Duke Energy Corp.	(693,279)	92.50	Apr 2021	(5,508)
(1,150)	Exelon Corp.	(4,439,000)	45.00	Apr 2021	(11,500)
(1,100)	PPL Corp.	(2,880,900)	30.00	Mar 2021	(3,300)
(1,200)	Public Service Enterprise Group, Inc.	(6,459,600)	60.00	Mar 2021	(14,400)
(1,080)	Sempra Energy	(12,525,840)	130.00	Mar 2021	(21,600)
(492)	Southern (The) Co.	(2,790,624)	62.50	Mar 2021	(4,920)
(798)	Xcel Energy, Inc.	(4,675,482)	70.00	Mar 2021	(3,192)
	Total Call Options Written				(108,555)
	(Premiums received $693,562)
Outstanding Loans – (27.8)%	(58,800,000)
Net Other Assets and Liabilities – 2.1%	4,345,344
Net Assets – 100.0%	$211,864,614

First Trust Energy Infrastructure Fund (FIF)
Portfolio of Investments (Continued)
February 28, 2021 (Unaudited)

Interest Rate Swap Agreements:
Counterparty	Rate Receivable	Expiration Date	Notional Amount	Rate Payable	Unrealized Appreciation (Depreciation)/ Value
Bank of Nova Scotia(1)	0.113(2)	09/03/24	$36,475,000	2.367%(3)	$(2,519,939)
N/A(4) (5)	0.070(6)	10/21/22	2,290,965	0.032%(7)	1,136
N/A(4) (5)	0.070(6)	10/21/25	303,796	0.040%(8)	172
			$39,069,761		$(2,518,631)

(1)	Payment frequency is monthly
(2)	1 month LIBOR
(3)	Fixed Rate
(4)	Centrally cleared on the Chicago Mercantile Exchange
(5)	No cash payments are made by either party prior to the expiration dates shown above
(6)	Federal Funds Rate
(7)	SOFR + 0.00183%
(8)	SOFR + 0.01036%

(a)	All of these securities are available to serve as collateral for the outstanding loans.
(b)	All or a portion of this security’s position represents cover for outstanding options written.
(c)	Non-income producing security.
(d)	This security is taxed as a “C” corporation for federal income tax purposes.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of February 28, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $18,597,143 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $17,755,280. The net unrealized appreciation was $841,863. The unrealized amounts presented are inclusive of derivative contracts.

ADR	American Depositary Receipt
CAD	Canadian Dollar
EUR	Euro

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Energy Infrastructure Fund (FIF)
Portfolio of Investments (Continued)
February 28, 2021 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of February 28, 2021 is as follows:
ASSETS TABLE
	Total Value at 2/28/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 180,743,636	$ 180,743,636	$ —	$ —
Master Limited Partnerships*	85,684,189	85,684,189	—	—
Total Investments	266,427,825	266,427,825	—	—
Interest Rate Swap Agreements	1,308	—	1,308	—
Total	$ 266,429,133	$ 266,427,825	$ 1,308	$—
LIABILITIES TABLE
	Total Value at 2/28/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$ (108,555)	$ (108,555)	$ —	$ —
Interest Rate Swap Agreement	(2,519,939)	—	(2,519,939)	—
Total	$ (2,628,494)	$ (108,555)	$ (2,519,939)	$—

*	See Portfolio of Investments for industry breakout.